JUNIOR SUBORDINATED DEBENTURES (Detail Textuals) (USD $)	1 Months Ended
	Jul. 31, 2004	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Junior subordinated debentures	$ 6,186,000	$ 6,185,568	$ 6,185,568	$ 6,185,568
Subordinated debentures, fixed rate (in percent)	8.00%
Maturity date of the debenture, if not redeemed,	Jul. 15, 2034
Nicolet Bankshares Statutory Trust I
Debt Instrument [Line Items]
Junior subordinated debentures	$ 6,000,000